Schedule of Investments (unaudited) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Golub Capital Partners CLO Ltd., Series 2023-66, Class D, (3-mo. CME Term SOFR + 5.50%), 10.48%, 04/25/36(a)(b)	USD	1,000	$1,000,463
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3-mo. CME Term SOFR + 5.45%), 10.64%, 04/20/36(a)(b)		1,000	1,003,057
Symphony CLO Ltd., Series 2023-38, Class D, (3-mo. CME Term SOFR + 5.20%), 10.02%, 04/24/36(a)(b)		1,000	1,013,141
Unique Pub Finance Co. PLC(c)
Series A4, 5.66%, 06/30/27	GBP	30	36,509
Series N, 6.46%, 03/30/32		100	117,083
Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3-mo. CME Term SOFR + 5.15%), 9.93%, 04/20/36(a)(b)	USD	1,000	1,001,554

Total Asset-Backed Securities — 0.8% (Cost: $4,185,585)			4,171,807

		Shares

Common Stocks

Construction & Engineering — 0.0%
McDermott International Ltd.(d)		141,483	35,371

Electrical Equipment — 0.0%
SunPower Corp.(d)		1,707	10,532

Energy Equipment & Services — 0.0%
Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $0)(e)(f)		7,288	—

Entertainment — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $73,447)(e)(f)		2,435	90,095

Financial Services — 0.0%
NMG Parent LLC		1,477	168,378

Industrial Conglomerates — 0.0%
Ameriforge Group, Inc.		1,664	16

Oil, Gas & Consumable Fuels — 0.0%
Kcad Holdings I Ltd.(e)		1,075,282,733	10,753

Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(d)		213	2,469

Total Common Stocks — 0.0% (Cost: $13,684,575)			317,614

		Par (000)

Corporate Bonds

Aerospace & Defense — 0.7%
Bombardier, Inc.(b)
7.50%, 03/15/25	USD	5	4,979
7.13%, 06/15/26		380	368,167
7.88%, 04/15/27		130	126,847
6.00%, 02/15/28		206	186,882
7.50%, 02/01/29		119	112,927

Security		Par (000)	Value

Aerospace & Defense (continued)
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)	USD	200	$185,898
Rolls-Royce PLC, 5.75%, 10/15/27(b)		200	192,972
Spirit AeroSystems, Inc.(b)
7.50%, 04/15/25		10	9,809
9.38%, 11/30/29		155	157,733
TransDigm, Inc.
6.25%, 03/15/26(b)		1,099	1,079,856
7.50%, 03/15/27		33	33,060
6.75%, 08/15/28(b)		567	558,205
6.88%, 12/15/30		49	48,047
Triumph Group, Inc., 9.00%, 03/15/28(b)		221	218,526

			3,283,908

Air Freight & Logistics — 0.0%
XPO Escrow Sub LLC, 7.50%, 11/15/27(b)		27	27,298

Automobile Components — 0.4%
Clarios Global LP, 6.75%, 05/15/25(b)		618	613,348
Clarios Global LP/Clarios U.S. Finance Co.(b)
6.25%, 05/15/26		271	265,158
8.50%, 05/15/27		624	622,210
6.75%, 05/15/28		200	195,250
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(c)	EUR	100	106,938
Dealer Tire LLC/DT Issuer LLC, Series B, 8.00%, 02/01/28(b)	USD	12	11,250
Forvia SE, 3.75%, 06/15/28(c)	EUR	100	94,842
Goodyear Tire & Rubber Co.
9.50%, 05/31/25	USD	22	22,330
5.00%, 07/15/29		26	22,394
5.63%, 04/30/33		30	24,552
Tenneco, Inc., 8.00%, 11/17/28(b)		46	37,433
Titan International, Inc., 7.00%, 04/30/28		18	16,823
ZF Finance GmbH, 5.75%, 08/03/26(c)	EUR	100	105,428

			2,137,956

Automobiles — 0.4%
Arko Corp., 5.13%, 11/15/29(b)	USD	58	46,779
Asbury Automotive Group, Inc.
4.50%, 03/01/28		39	34,913
5.00%, 02/15/32(b)		73	60,483
Ford Motor Co.
3.25%, 02/12/32		115	88,626
6.10%, 08/19/32		252	237,362
Ford Motor Credit Co. LLC
3.81%, 01/09/24		200	197,822
4.95%, 05/28/27		255	239,357
6.80%, 05/12/28		208	207,759
7.35%, 03/06/30		200	202,536
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)		39	33,306
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29		90	76,519
8.25%, 08/01/31		64	62,171
Lithia Motors, Inc., 3.88%, 06/01/29(b)		42	35,398
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		59	48,555
NM Holdings Co. LLC, 12.00%, 06/01/09(d)(e)(g)		5,150	1
RCI Banque SA, (5-year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(c)	EUR	100	99,113
Wabash National Corp., 4.50%, 10/15/28(b)	USD	70	58,965

			1,729,665

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks — 0.1%
Banco BPM SpA, (3-mo. EURIBOR + 2.80%), 6.00%, 06/14/28	EUR	150	$158,005
Banco Espirito Santo SA(d)(g)
2.63%, 05/08/17(c)		100	27,489
4.75%, 01/15/18(a)		200	54,977
4.00%, 01/21/19		100	27,488
Freedom Mortgage Corp., 12.00%, 10/01/28(b)	USD	25	25,421

			293,380

Beverages — 0.4%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(h)		200	150,888
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27		200	192,193
4.00%, 09/01/29		285	223,033
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 2.13%, 08/15/26(c)	EUR	100	93,704
Ball Corp.
6.00%, 06/15/29	USD	49	47,570
3.13%, 09/15/31		35	27,408
Mauser Packaging Solutions Holding Co.(b)
7.88%, 08/15/26		724	698,469
9.25%, 04/15/27		22	19,230
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)		10	9,749
Trivium Packaging Finance BV(b)
5.50%, 08/15/26		200	186,487
8.50%, 08/15/27		247	225,729

			1,874,460

Broadline Retail — 0.0%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)		38	35,648

Building Materials — 0.3%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)		67	64,632
Emerald Debt Merger Sub LLC
6.38%, 12/15/30(c)	EUR	100	105,338
6.63%, 12/15/30(b)	USD	647	622,850
Jeld-Wen, Inc., 4.63%, 12/15/25(b)		54	51,849
Masonite International Corp.(b)
5.38%, 02/01/28		45	41,855
3.50%, 02/15/30		31	25,188
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		26	23,329
9.75%, 07/15/28		38	37,525
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)		119	109,892
Standard Industries, Inc.
2.25%, 11/21/26(c)	EUR	100	93,226
5.00%, 02/15/27(b)	USD	45	41,713
4.75%, 01/15/28(b)		12	10,824
4.38%, 07/15/30(b)		176	145,763
3.38%, 01/15/31(b)		26	20,098
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		124	112,591

			1,506,673

Building Products — 0.3%
Advanced Drainage Systems, Inc.(b) 5.00%, 09/30/27		29	27,091

Security		Par (000)	Value

Building Products (continued)
Advanced Drainage Systems, Inc.(b) (continued) 6.38%, 06/15/30	USD	95	$91,243
Beacon Roofing Supply, Inc.(b)
4.13%, 05/15/29		39	33,345
6.50%, 08/01/30		64	62,023
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		24	19,974
GYP Holdings III Corp., 4.63%, 05/01/29(b)		109	93,896
HT Troplast GmbH, 9.38%, 07/15/28	EUR	100	106,402
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(b)	USD	27	25,249
SRS Distribution, Inc.(b)
4.63%, 07/01/28		207	178,828
6.13%, 07/01/29		119	101,347
6.00%, 12/01/29		188	157,920
White Cap Buyer LLC, 6.88%, 10/15/28(b)		549	485,212
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(b)(h)		72	69,467

			1,451,997

Capital Markets — 0.3%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)		150	150,919
Ares Capital Corp., 7.00%, 01/15/27		40	39,999
Blackstone Private Credit Fund
7.05%, 09/29/25		25	25,038
3.25%, 03/15/27		24	20,847
Blue Owl Capital Corp., 3.40%, 07/15/26		21	18,828
Blue Owl Credit Income Corp.
5.50%, 03/21/25		55	53,202
3.13%, 09/23/26		12	10,548
7.75%, 09/16/27		58	57,534
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		65	56,829
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		98	76,057
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24		101	97,280
6.25%, 05/15/26		23	21,368
5.25%, 05/15/27		150	131,847
4.38%, 02/01/29		91	72,769
NFP Corp.(b)
4.88%, 08/15/28		149	131,173
6.88%, 08/15/28		386	330,678
7.50%, 10/01/30		34	32,651
Northern Trust Corp., 6.13%, 11/02/32		27	26,660

			1,354,227

Chemicals — 0.6%
Ashland LLC, 3.38%, 09/01/31(b)		48	37,327
Avient Corp., 7.13%, 08/01/30(b)		39	38,313
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		150	124,889
Celanese U.S. Holdings LLC
6.35%, 11/15/28		40	39,497
6.55%, 11/15/30		37	36,209
6.70%, 11/15/33		54	52,564
Chemours Co.(b)
5.75%, 11/15/28		50	43,395
4.63%, 11/15/29		24	19,307
Element Solutions, Inc., 3.88%, 09/01/28(b)		498	429,767
HB Fuller Co., 4.25%, 10/15/28		35	30,884
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	155,293

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)	USD	184	$173,779
Ingevity Corp., 3.88%, 11/01/28(b)		23	18,964
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(h)		82	59,860
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)		42	34,919
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		55	50,446
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(c)	EUR	100	105,455
9.75%, 11/15/28(b)	USD	200	199,568
Scotts Miracle-Gro Co., 4.38%, 02/01/32		65	48,795
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		154	123,420
WESCO Distribution, Inc.(b)
7.13%, 06/15/25		49	49,116
7.25%, 06/15/28		153	153,742
WR Grace Holdings LLC(b)
4.88%, 06/15/27		55	50,459
5.63%, 08/15/29		974	787,722
7.38%, 03/01/31		53	51,383

			2,915,073

Commercial Services & Supplies — 0.4%
ADT Security Corp.(b)
4.13%, 08/01/29		9	7,610
4.88%, 07/15/32		15	12,525
AMN Healthcare, Inc., 4.00%, 04/15/29(b)		28	23,760
APX Group, Inc.(b)
6.75%, 02/15/27		64	61,455
5.75%, 07/15/29		86	72,465
Fortress Transportation and Infrastructure Investors LLC(b)
6.50%, 10/01/25		146	143,495
9.75%, 08/01/27		51	52,751
5.50%, 05/01/28		215	194,916
Garda World Security Corp., 9.50%, 11/01/27(b)		16	15,298
Herc Holdings, Inc., 5.50%, 07/15/27(b)		130	122,935
Hertz Corp., 5.00%, 12/01/29(b)		76	59,502
LABL, Inc., 9.50%, 11/01/28(b)		117	119,925
Metis Merger Sub LLC, 6.50%, 05/15/29(b)		39	32,944
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		74	64,935
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.75%, 04/15/26		40	38,807
6.25%, 01/15/28		365	338,051
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		202	162,105
United Rentals North America, Inc., 6.00%, 12/15/29(b)		394	383,619
Williams Scotsman International, Inc.(b)
6.13%, 06/15/25		49	48,510
4.63%, 08/15/28		37	33,115
Williams Scotsman, Inc., 7.38%, 10/01/31		98	97,465

			2,086,188

Communications Equipment — 0.1%
CommScope Technologies LLC, 6.00%, 06/15/25(b)		124	118,042
CommScope, Inc., 4.75%, 09/01/29(b)		139	102,241

Security		Par (000)	Value

Communications Equipment (continued)
Viasat, Inc.
5.63%, 09/15/25(b)	USD	172	$158,885
5.63%, 04/15/27(b)		125	108,296
7.50%, 05/30/31		14	9,247
Viavi Solutions, Inc., 3.75%, 10/01/29(b)		58	47,148

			543,859

Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30		624	624,961

Construction Materials(b) — 0.0%
American Builders & Contractors Supply Co., Inc., Series A, 3.88%, 11/15/29		10	8,333
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		82	77,878
H&E Equipment Services, Inc., 3.88%, 12/15/28		20	17,078
Resideo Funding, Inc., 4.00%, 09/01/29		18	14,788
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28		20	19,954

			138,031

Consumer Discretionary(b) — 0.6%
APi Group DE, Inc.
4.13%, 07/15/29		67	56,303
4.75%, 10/15/29		32	27,999
Carnival Corp.
7.63%, 03/01/26		49	47,666
5.75%, 03/01/27		326	295,103
9.88%, 08/01/27		99	103,349
4.00%, 08/01/28		91	78,904
6.00%, 05/01/29		169	144,154
7.00%, 08/15/29		42	41,413
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28		558	598,326
CoreLogic, Inc., 4.50%, 05/01/28		243	184,384
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26		52	50,960
Life Time, Inc.
5.75%, 01/15/26		101	97,867
8.00%, 04/15/26		81	79,582
Lindblad Expeditions LLC, 6.75%, 02/15/27		100	93,625
NCL Corp. Ltd.
5.88%, 03/15/26		110	101,557
8.38%, 02/01/28		37	37,532
7.75%, 02/15/29		14	12,994
NCL Finance Ltd., 6.13%, 03/15/28		46	40,595
Neptune Bidco U.S., Inc., 9.29%, 04/15/29		88	79,667
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25		35	36,947
4.25%, 07/01/26		24	22,005
5.50%, 08/31/26		40	37,756
5.38%, 07/15/27		43	39,797
11.63%, 08/15/27		56	60,754
5.50%, 04/01/28		58	53,186
8.25%, 01/15/29		62	63,980
9.25%, 01/15/29		113	119,377
7.25%, 01/15/30		77	76,314
Viking Cruises Ltd.
5.88%, 09/15/27		58	52,937
7.00%, 02/15/29		13	11,960

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Discretionary (continued)
Viking Cruises Ltd. (continued) 9.13%, 07/15/31	USD	166	$166,076
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29		45	40,725

			2,953,794

Consumer Finance — 0.4%
Block, Inc.
2.75%, 06/01/26		175	157,395
3.50%, 06/01/31		260	204,246
Capital One Financial Corp., (1-day SOFR + 2.86%), 6.38%, 06/08/34(a)		25	23,593
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31(b)(i)		259	259,363
Navient Corp.
5.88%, 10/25/24		77	75,785
5.50%, 03/15/29		66	55,441
9.38%, 07/25/30		38	37,477
OneMain Finance Corp.
6.88%, 03/15/25		20	19,841
7.13%, 03/15/26		7	6,856
6.63%, 01/15/28		53	48,901
9.00%, 01/15/29		20	19,935
5.38%, 11/15/29		139	116,412
4.00%, 09/15/30		101	75,786
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)		167	157,458
SLM Corp., 3.13%, 11/02/26		56	48,574
Verscend Escrow Corp., 9.75%, 08/15/26(b)		741	741,129

			2,048,192

Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26		12	11,115
4.63%, 01/15/27		21	19,829
5.88%, 02/15/28		107	102,985
6.50%, 02/15/28		38	37,558
3.50%, 03/15/29		85	72,470
4.88%, 02/15/30		141	127,045
Bellis Acquisition Co. PLC, 4.50%, 02/16/26(c)	GBP	100	108,121
Darling Ingredients, Inc., 6.00%, 06/15/30(b)	USD	94	88,993
Lamb Weston Holdings, Inc.(b)
4.88%, 05/15/28		7	6,457
4.13%, 01/31/30		113	96,632
4.38%, 01/31/32		90	75,396
Performance Food Group, Inc., 4.25%, 08/01/29(b)		146	126,120
Post Holdings, Inc.(b)
5.50%, 12/15/29		11	9,971
4.63%, 04/15/30		36	30,826
4.50%, 09/15/31		24	19,975
U.S. Foods, Inc.
6.88%, 09/15/28		50	49,895
4.75%, 02/15/29(b)		73	65,245
4.63%, 06/01/30(b)		13	11,295
7.25%, 01/15/32(b)		60	59,939
United Natural Foods, Inc., 6.75%, 10/15/28(b)		26	19,820

			1,139,687

Containers & Packaging(b) — 0.1%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29		144	133,889
8.75%, 04/15/30		178	152,663
LABL, Inc., 5.88%, 11/01/28		68	61,045

Security		Par (000)	Value

Containers & Packaging (continued)
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31	USD	59	$57,673
Sealed Air Corp.
4.00%, 12/01/27		61	54,430
5.00%, 04/15/29		15	13,487
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28		47	45,521
Trident TPI Holdings, Inc., 12.75%, 12/31/28		27	28,215

			546,923

Diversified Consumer Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.63%, 07/15/26		305	289,000
9.75%, 07/15/27		118	105,541
6.00%, 06/01/29		323	240,792
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)		400	332,711
Brink’s Co., 5.50%, 07/15/25(b)		15	14,703
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		342	296,070
4.88%, 07/01/29		153	130,409
Garda World Security Corp.(b)
4.63%, 02/15/27		44	40,263
7.75%, 02/15/28		150	147,060
Macquarie Airfinance Holdings Ltd.
8.38%, 05/01/28(b)		28	28,385
8.13%, 03/30/29		46	46,062
Service Corp. International, 3.38%, 08/15/30		144	116,064
Sotheby’s, 7.38%, 10/15/27(b)		200	184,084

			1,971,144

Diversified REITs — 0.2%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		35	27,099
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(b)		59	52,441
Iron Mountain, Inc.(b)
7.00%, 02/15/29		150	146,705
5.63%, 07/15/32		44	37,985
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	100	92,420
4.63%, 08/01/29	USD	158	111,906
3.50%, 03/15/31		167	104,286
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		23	20,930
7.25%, 07/15/28		86	84,494
4.50%, 02/15/29(b)		140	119,974
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		74	60,602
Service Properties Trust, 7.50%, 09/15/25		41	40,280

			899,122

Diversified Telecommunication Services — 0.4%
Altice Financing SA(b)
5.13%, 07/15/29		200	142,181
5.75%, 08/15/29		236	193,410
Level 3 Financing, Inc.(b)
3.40%, 03/01/27		213	199,449
4.63%, 09/15/27		262	188,422
3.63%, 01/15/29		24	13,440
10.50%, 05/15/30		265	266,746
Lumen Technologies, Inc., 4.00%, 02/15/27(b)		118	77,697

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
SoftBank Group Corp., 3.13%, 09/19/25(c)	EUR	100	$99,126
Telecom Italia Capital SA
6.38%, 11/15/33	USD	54	46,822
6.00%, 09/30/34		140	116,729
7.20%, 07/18/36		10	8,898
7.72%, 06/04/38		21	19,215
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		890	660,278
6.13%, 03/01/28		293	188,317

			2,220,730

Electric Utilities — 0.1%
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(j)		100	88,222
NextEra Energy Operating Partners LP, 3.88%, 10/15/26(b)		32	28,973
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		32	27,792
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		34	34,853
Texas Competitive Electric Holdings, Series M, 5.03%, 10/10/19(a)(d)(e)(g)		2,375	—
TransAlta Corp., 7.75%, 11/15/29		35	35,438
Vistra Operations Co. LLC(b)
5.50%, 09/01/26		5	4,768
5.63%, 02/15/27		41	38,879
5.00%, 07/31/27		5	4,597

			263,522

Electrical Equipment — 0.1%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26(b)		263	256,290
GrafTech Finance, Inc., 4.63%, 12/15/28(b)		12	9,280
NM Holdings Co. LLC, Series B, 9.50%, 07/01/05(d)(e)(g)		5,125	—
Regal Rexnord Corp.(b)
6.05%, 04/15/28		184	178,971
6.30%, 02/15/30		70	67,618
6.40%, 04/15/33		70	67,425

			579,584

Electronic Equipment, Instruments & Components(b) — 0.3%
BWX Technologies, Inc.
4.13%, 06/30/28		86	76,033
4.13%, 04/15/29		57	49,875
Coherent Corp., 5.00%, 12/15/29		103	89,305
Imola Merger Corp., 4.75%, 05/15/29		186	163,010
Vertiv Group Corp., 4.13%, 11/15/28		980	861,431

			1,239,654

Energy Equipment & Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		225	217,652
6.25%, 04/01/28		37	34,448
Enerflex Ltd., 9.00%, 10/15/27(b)		83	81,962
Oceaneering International, Inc., 6.00%, 02/01/28(b)(i)		18	16,957
Patterson-UTI Energy, Inc., 7.15%, 10/01/33		25	25,090
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		111	108,729
6.88%, 09/01/27		183	177,410

Security		Par (000)	Value

Energy Equipment & Services (continued)
Vallourec SA, 8.50%, 06/30/26(c)	EUR	9	$9,515
Weatherford International Ltd.(b)
6.50%, 09/15/28	USD	57	57,006
8.63%, 04/30/30		61	61,467

			790,236

Environmental, Maintenance & Security Service — 0.2%
Clean Harbors, Inc., 6.38%, 02/01/31(b)		30	29,171
Covanta Holding Corp.
4.88%, 12/01/29(b)		43	35,277
5.00%, 09/01/30		21	16,758
GFL Environmental, Inc.(b)
4.25%, 06/01/25		4	3,844
3.75%, 08/01/25		45	42,655
5.13%, 12/15/26		113	107,642
4.00%, 08/01/28		8	6,990
3.50%, 09/01/28		53	45,628
4.75%, 06/15/29		199	176,893
4.38%, 08/15/29		44	38,219
Stericycle, Inc., 3.88%, 01/15/29(b)		33	28,458
Tervita Corp., 11.00%, 12/01/25(b)		25	26,137
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		200	186,755

			744,427

Financial Services — 0.3%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)		200	164,500
Aircastle Ltd., 6.50%, 07/18/28(b)		35	34,324
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(b)		9	8,220
Central Garden & Pet Co., 4.13%, 04/30/31(b)		55	44,841
Citigroup, Inc.(a)
(1-day SOFR + 2.66%), 6.17%, 05/25/34		105	100,340
Series Y, (5-year CMT + 3.00%), 4.15%(j)		10	8,004
Enact Holdings, Inc., 6.50%, 08/15/25(b)		129	127,053
Freedom Mortgage Corp., 12.25%, 10/01/30		26	26,576
GGAM Finance Ltd.(b)
7.75%, 05/15/26		11	10,890
8.00%, 06/15/28		11	10,978
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(h)		26	24,375
Home Point Capital, Inc., 5.00%, 02/01/26(b)		340	317,593
Intrum AB, 4.88%, 08/15/25(c)	EUR	100	95,888
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)	USD	200	168,401
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)
5.25%, 10/01/25		12	11,554
4.75%, 06/15/29		22	17,772
MGIC Investment Corp., 5.25%, 08/15/28		47	43,767
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		54	51,026
5.75%, 11/15/31		70	57,906
Permian Resources Operating LLC, 7.00%, 01/15/32		47	46,352
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26		187	164,689
3.88%, 03/01/31		36	28,705

5

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b) (continued) 4.00%, 10/15/33	USD	27	$20,390
Spectrum Brands, Inc.(b)
5.00%, 10/01/29		8	7,249
5.50%, 07/15/30		50	45,335

			1,636,728

Food Products — 0.2%
Aramark International Finance SARL, 3.13%, 04/01/25(c)	EUR	100	103,674
Aramark Services, Inc.(b) 5.00%, 04/01/25	USD	15	14,744
6.38%, 05/01/25		69	70,100
5.00%, 02/01/28		124	114,679
B&G Foods, Inc., 8.00%, 09/15/28		29	29,040
Chobani LLC/Chobani Finance Corp., Inc.(b)
7.50%, 04/15/25		326	322,929
4.63%, 11/15/28		264	232,843
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		60	49,219

			937,228

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		29	24,207

Ground Transportation — 0.0%
Forward Air Corp., 9.50%, 10/15/31(i)		93	92,935

Health Care Equipment & Supplies(b) — 0.1%
Avantor Funding, Inc.
4.63%, 07/15/28		114	103,931
3.88%, 11/01/29		61	52,135
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28		309	309,918
Embecta Corp., 6.75%, 02/15/30		12	9,810
Garden Spinco Corp., 8.63%, 07/20/30		64	66,807

			542,601

Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(b)		64	57,542
AdaptHealth LLC(b)
6.13%, 08/01/28		24	20,716
5.13%, 03/01/30		9	6,969
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		105	88,200
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		48	41,170
6.00%, 01/15/29		169	136,481
5.25%, 05/15/30		192	145,954
4.75%, 02/15/31		114	80,680
Encompass Health Corp.
4.50%, 02/01/28		5	4,556
4.75%, 02/01/30		114	100,855
4.63%, 04/01/31		77	65,271
HealthEquity, Inc., 4.50%, 10/01/29(b)		171	147,295
Legacy LifePoint Health LLC, 4.38%, 02/15/27(b)		47	40,420
LifePoint Health, Inc.
9.88%, 08/15/30		91	88,100
11.00%, 10/15/30(i)		101	101,000
Medline Borrower LP(b)
3.88%, 04/01/29		116	98,069
5.25%, 10/01/29		712	615,379

Security		Par (000)	Value

Health Care Providers & Services (continued)
ModivCare, Inc., 5.88%, 11/15/25(b)	USD	110	$104,562
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		24	21,505
3.88%, 11/15/30		39	32,277
3.88%, 05/15/32		53	42,505
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)		12	11,096
RegionalCare Hospital Partners Holdings,
Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)		22	21,298
Surgery Center Holdings, Inc.(b)
6.75%, 07/01/25		73	72,452
10.00%, 04/15/27		111	112,249
Teleflex, Inc.
4.63%, 11/15/27		6	5,505
4.25%, 06/01/28(b)		31	27,731
Tenet Healthcare Corp.
4.88%, 01/01/26		244	233,759
6.25%, 02/01/27		89	86,116
5.13%, 11/01/27		8	7,445
6.13%, 10/01/28		55	51,631
6.13%, 06/15/30		59	55,315
6.75%, 05/15/31(b)		376	362,641

			3,086,744

Health Care Technology(b) — 0.1%
AthenaHealth Group, Inc., 6.50%, 02/15/30		528	441,676
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27		105	96,328
3.13%, 02/15/29		27	22,145
3.50%, 04/01/30		64	52,692
Charles River Laboratories International, Inc.
4.25%, 05/01/28		46	41,252
4.00%, 03/15/31		11	9,309
Fortrea Holdings, Inc., 7.50%, 07/01/30		50	48,651

			712,053

Hotels, Restaurants & Leisure — 0.9%
Boyd Gaming Corp.
4.75%, 12/01/27		46	42,347
4.75%, 06/15/31(b)		39	33,188
Boyne USA, Inc., 4.75%, 05/15/29(b)		109	95,337
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		41	36,779
4.38%, 01/15/28		77	69,404
4.00%, 10/15/30		23	19,112
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25		370	364,936
8.13%, 07/01/27		304	305,449
4.63%, 10/15/29		433	366,777
7.00%, 02/15/30		355	345,437
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		45	44,810
CCM Merger, Inc., Series 2020, 6.38%, 05/01/26(b)		26	24,868
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		183	165,326
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
Series 2020, 5.50%, 05/01/25(b)		89	87,147
Series 2020, 6.50%, 10/01/28		19	17,963
Churchill Downs, Inc.(b)
5.50%, 04/01/27		155	147,745
4.75%, 01/15/28		73	65,849

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc.(b) (continued) 6.75%, 05/01/31	USD	98	$92,610
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		113	95,767
6.75%, 01/15/30		570	464,607
Hilton Domestic Operating Co., Inc.(b)
5.75%, 05/01/28		103	99,572
3.75%, 05/01/29		46	39,781
4.00%, 05/01/31		94	79,024
3.63%, 02/15/32		23	18,543
Light & Wonder International, Inc., 7.50%, 09/01/31		49	48,429
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		62	61,865
Lottomatica SpA, (3-mo. EURIBOR + 4.13%), 7.93%, 06/01/28(a)(c)	EUR	100	106,544
Melco Resorts Finance Ltd., 5.38%, 12/04/29(b)	USD	200	164,342
MGM Resorts International, 5.75%, 06/15/25		73	71,303
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		40	34,055
Ontario Gaming GTA LP, 8.00%, 08/01/30		41	41,000
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		34	26,180
5.88%, 09/01/31		37	27,287
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(b)		57	53,366
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/30(b)		29	25,012
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)		175	164,304
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		96	95,757
Station Casinos LLC(b)
4.50%, 02/15/28		69	60,191
4.63%, 12/01/31		35	27,996
Vail Resorts, Inc., 6.25%, 05/15/25(b)		89	88,520
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		44	39,520
Wynn Macau Ltd., 5.63%, 08/26/28(b)		200	172,500
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		202	176,574
7.13%, 02/15/31		93	88,278

			4,695,401

Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
Series B, 4.63%, 08/01/29		32	27,004
Series B, 4.63%, 04/01/30		46	37,655
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		67	55,146
4.88%, 02/15/30		56	45,544
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		104	100,214
Dream Finders Homes, Inc., 8.25%, 08/15/28		30	30,203
KB Home, 7.25%, 07/15/30		21	20,628
Mattamy Group Corp., 4.63%, 03/01/30(b)		72	61,278
NCR Corp., 5.00%, 10/01/28(b)		57	51,021
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)		785	502,164
Taylor Morrison Communities, Inc.(b) 5.88%, 06/15/27		2	1,901

Security		Par (000)	Value

Household Durables (continued)
Taylor Morrison Communities, Inc.(b) (continued) 5.13%, 08/01/30	USD	20	$17,475
Tempur Sealy International, Inc.(b)
4.00%, 04/15/29		67	55,918
3.88%, 10/15/31		44	33,944
Tri Pointe Homes, Inc., 5.70%, 06/15/28		18	16,517

			1,056,612

Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28		15	13,989
4.13%, 10/15/30		59	49,189

			63,178

Independent Power and Renewable Electricity Producers(b) — 0.1%
Alexander Funding Trust II, 7.47%, 07/31/28		100	100,131
Calpine Corp.
5.25%, 06/01/26		28	27,185
4.63%, 02/01/29		99	82,898
5.00%, 02/01/31		14	11,320
Clearway Energy Operating LLC
4.75%, 03/15/28		47	42,035
3.75%, 02/15/31		6	4,733
3.75%, 01/15/32		97	75,406
NRG Energy, Inc., 7.00%, 03/15/33		50	48,309
TerraForm Power Operating LLC, 4.75%, 01/15/30		74	63,225

			455,242

Insurance — 0.5%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)		43	36,135
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
4.25%, 10/15/27		285	255,172
6.75%, 10/15/27		792	736,569
6.75%, 04/15/28		159	153,444
5.88%, 11/01/29		447	387,110
AmWINS Group, Inc., 4.88%, 06/30/29(b)		89	77,984
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		4	3,932
HUB International Ltd.(b)
7.00%, 05/01/26		311	310,317
7.25%, 06/15/30		405	404,259
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		126	126,925
10.50%, 12/15/30		83	84,447
NFP Corp., 8.50%, 10/01/31		48	48,073
Ryan Specialty LLC, 4.38%, 02/01/30(b)		49	42,670

			2,667,037

Interactive Media & Services — 0.1%
Arches Buyer, Inc., 4.25%, 06/01/28(b)		36	30,693
iliad SA(c)
5.38%, 06/14/27	EUR	100	102,744
5.63%, 02/15/30		100	100,703
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/27(b)	USD	97	86,330

			320,470

Internet Software & Services(b) — 0.3%
ANGI Group LLC, 3.88%, 08/15/28		80	62,598
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29		71	59,736

7

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Internet Software & Services (continued)
Match Group Holdings II LLC
4.63%, 06/01/28	USD	81	$72,618
3.63%, 10/01/31		53	41,823
Uber Technologies, Inc.
7.50%, 05/15/25		108	108,675
8.00%, 11/01/26		308	311,620
7.50%, 09/15/27		282	284,342
6.25%, 01/15/28		260	254,245
4.50%, 08/15/29		547	488,940

			1,684,597

IT Services — 0.6%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		50	42,234
Booz Allen Hamilton, Inc., 4.00%, 07/01/29(b)		93	82,026
CA Magnum Holdings, 5.38%, 10/31/26(b)		201	177,350
Camelot Finance SA, 4.50%, 11/01/26(b)		136	125,554
Central Parent LLC/CDK Global II LLC/CDK Financing Co, Inc., 8.00%, 06/15/29		302	300,882
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		143	123,286
Fair Isaac Corp., 4.00%, 06/15/28(b)		63	56,327
Fiserv, Inc., 2.25%, 06/01/27		1,385	1,227,430
Gartner, Inc., 4.50%, 07/01/28(b)		85	77,547
KBR, Inc., 4.75%, 09/30/28(b)		72	63,360
McAfee Corp., 7.38%, 02/15/30(b)		195	163,253
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		12	11,093
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(b)		123	120,082
Twilio, Inc.
3.63%, 03/15/29		52	43,531
3.88%, 03/15/31		129	104,888
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		204	170,023

			2,888,866

Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28(i)		22	22,165
Mattel, Inc.
6.20%, 10/01/40		60	53,440
5.45%, 11/01/41		44	36,293

			111,898

Life Sciences Tools & Services — 0.1%
Star Parent, Inc., 9.00%, 10/01/30		226	228,374

Machinery — 0.5%
ATS Corp., 4.13%, 12/15/28(b)		35	30,931
Chart Industries, Inc.(b)
7.50%, 01/01/30		206	207,129
9.50%, 01/01/31		30	31,884
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28		93	88,117
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(h)		126	124,742
Madison IAQ LLC, 5.88%, 06/30/29(b)		1,139	917,171
Mueller Water Products, Inc., 4.00%, 06/15/29(b)		24	20,902
OT Merger Corp., 7.88%, 10/15/29(b)		37	22,641
Terex Corp., 5.00%, 05/15/29(b)		102	91,343
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)		182	178,360
TK Elevator Holdco GmbH 6.63%, 07/15/28(c)	EUR	90	82,902

Security		Par (000)	Value

Machinery (continued)
TK Elevator Holdco GmbH (continued) 7.63%, 07/15/28(b)	USD	200	$182,046
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)	EUR	200	191,299
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	312	285,957

			2,455,424

Media — 1.5%
Adelphia Communications Corp., 10.50%, 12/31/49(d)(e)(g)		400	—
Cable One, Inc.
0.00%, 03/15/26(k)(l)		28	22,904
1.13%, 03/15/28(k)		66	49,104
4.00%, 11/15/30(b)		38	28,948
CCO Holdings LLC/CCO Holdings Capital Corp.(b) 5.00%, 02/01/28		28	25,428
6.38%, 09/01/29		385	358,999
4.50%, 08/15/30		22	18,058
7.38%, 03/01/31		862	832,545
4.25%, 01/15/34		112	82,463
Clear Channel International BV, 6.63%, 08/01/25(b)		200	197,719
Clear Channel Outdoor Holdings, Inc. 5.13%, 08/15/27(b)		267	237,094
7.75%, 04/15/28(b)		168	134,133
9.00%, 09/15/28		223	220,846
7.50%, 06/01/29(b)		63	48,172
CMG Media Corp., 8.88%, 12/15/27(b)		79	61,835
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		338	315,252
CSC Holdings LLC(b)
5.50%, 04/15/27		200	171,415
11.25%, 05/15/28		200	199,217
4.50%, 11/15/31		216	152,880
Directv Financing LLC/Directv Financing Co- Obligor, Inc., 5.88%, 08/15/27(b)		104	91,955
DISH DBS Corp.
7.75%, 07/01/26		85	63,750
5.25%, 12/01/26(b)		188	159,772
DISH Network Corp., 11.75%, 11/15/27(b)		258	259,926
Frontier Communications Holdings LLC(b)
5.00%, 05/01/28		21	17,930
8.75%, 05/15/30		478	453,849
GCI LLC, 4.75%, 10/15/28(b)		35	30,187
Gray Television, Inc.(b)
5.88%, 07/15/26		41	36,838
7.00%, 05/15/27		39	33,540
Hughes Satellite Systems Corp., 5.25%, 08/01/26		24	21,580
Iliad Holding SASU(b)
6.50%, 10/15/26		220	206,693
7.00%, 10/15/28		200	182,055
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		180	165,330
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(h)		84	24,714
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		54	35,603
Live Nation Entertainment, Inc.(b)
4.88%, 11/01/24		9	8,843
5.63%, 03/15/26		4	3,841
6.50%, 05/15/27		380	374,677

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Live Nation Entertainment, Inc.(b) (continued)
4.75%, 10/15/27	USD	80	$73,250
3.75%, 01/15/28		35	30,887
Nexstar Media, Inc., 5.63%, 07/15/27(b)		13	11,569
Odeon Finco PLC, 12.75%, 11/01/27(b)		519	516,130
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		108	95,157
4.25%, 01/15/29		71	56,340
4.63%, 03/15/30		17	13,364
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26		728	553,036
6.50%, 09/15/28		288	151,200
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)		93	57,667
Sirius XM Radio, Inc., 5.00%, 08/01/27(b)		74	67,592
Stagwell Global LLC, 5.63%, 08/15/29(b)		32	25,840
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(c)(h)	EUR	118	120,524
TEGNA, Inc., 4.75%, 03/15/26(b)	USD	11	10,423
Univision Communications, Inc.(b)
6.63%, 06/01/27		78	72,643
8.00%, 08/15/28		87	84,346
7.38%, 06/30/30		35	31,986
Virgin Media Secured Finance PLC, 5.00%, 04/15/27(c)	GBP	100	113,033

			7,413,082

Metals & Mining — 0.4%
Arsenal AIC Parent LLC, 8.00%, 10/01/30(b)	USD	35	34,826
ATI, Inc.
5.88%, 12/01/27		48	45,480
4.88%, 10/01/29		32	28,151
7.25%, 08/15/30		131	130,018
5.13%, 10/01/31		88	76,151
Big River Steel LLC/BRS Finance Corp., Series L, 6.63%, 01/31/29(b)		327	323,089
Carpenter Technology Corp.
6.38%, 07/15/28		24	23,147
7.63%, 03/15/30		72	72,090
Constellium SE
4.25%, 02/15/26(c)	EUR	100	103,098
3.75%, 04/15/29(b)	USD	250	209,479
ERO Copper Corp., 6.50%, 02/15/30(b)		64	55,241
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		42	36,674
4.50%, 06/01/31		168	133,078
Mineral Resources Ltd., 9.25%, 10/01/28		10	10,100
New Gold, Inc., 7.50%, 07/15/27(b)		125	116,685
Novelis Corp.(b)
3.25%, 11/15/26		212	189,336
4.75%, 01/30/30		275	237,999
3.88%, 08/15/31		68	54,304
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(c)	EUR	100	91,164
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)	USD	39	33,546
			2,003,656

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%, 11/01/23(b)		9	8,982

Security		Par (000)	Value

Multi-Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)	USD	76	$77,045

Offshore Drilling & Other Services(b) — 0.1%
Entegris Escrow Corp., 4.75%, 04/15/29		542	487,262
Entegris, Inc., 4.38%, 04/15/28		74	65,866

			553,128

Oil, Gas & Consumable Fuels — 2.0%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)		123	122,030
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 03/01/27		34	32,451
5.75%, 01/15/28		15	14,148
5.38%, 06/15/29		66	60,429
Antero Resources Corp., 7.63%, 02/01/29(b)		23	23,309
Apache Corp., 5.35%, 07/01/49		36	27,580
Arcosa, Inc., 4.38%, 04/15/29(b)		117	102,106
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
Series B, 9.00%, 11/01/27		144	181,440
Series B, 8.25%, 12/31/28		220	217,711
Series B, 5.88%, 06/30/29		113	101,611
Baytex Energy Corp., 8.50%, 04/30/30(b)		35	35,414
Buckeye Partners LP
5.85%, 11/15/43		16	11,680
5.60%, 10/15/44		1	712
Callon Petroleum Co.
6.38%, 07/01/26		49	48,089
8.00%, 08/01/28(b)		143	143,204
7.50%, 06/15/30(b)		296	286,995
Cellnex Finance Co. SA, 2.00%, 02/15/33(c)	EUR	100	81,431
Chesapeake Energy Corp., 6.75%, 04/15/29(b)	USD	132	129,176
CITGO Petroleum Corp.(b)
7.00%, 06/15/25		163	160,576
8.38%, 01/15/29		130	129,831
Civitas Resources, Inc.(b)
8.38%, 07/01/28		204	207,570
8.75%, 07/01/31		162	165,478
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		32	26,636
CNX Resources Corp., 7.38%, 01/15/31(b)		32	31,371
Comstock Resources, Inc., 6.75%, 03/01/29(b)		328	301,725
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		250	221,587
Crescent Energy Finance LLC(b)
7.25%, 05/01/26		180	176,400
9.25%, 02/15/28		122	124,556
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b)
6.00%, 02/01/29		71	68,536
8.00%, 04/01/29		28	28,721
7.38%, 02/01/31		27	27,498
CrownRock LP/CrownRock Finance, Inc.(b)
5.63%, 10/15/25		171	168,255
5.00%, 05/01/29		20	18,739
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30		57	57,008

9

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
DT Midstream, Inc.(b)
4.13%, 06/15/29	USD	110	$95,155
4.38%, 06/15/31		79	66,432
Dycom Industries, Inc., 4.50%, 04/15/29(b)		37	32,005
Earthstone Energy Holdings LLC(b)
8.00%, 04/15/27		88	90,070
9.88%, 07/15/31		79	85,910
Enbridge, Inc., (5-year CMT + 4.43%), 8.50%, 01/15/84		50	49,589
Energy Transfer LP, Series H, (5-year CMT + 5.69%), 6.50%(a)(j)		144	132,314
EnLink Midstream LLC
5.63%, 01/15/28(b)		93	87,930
5.38%, 06/01/29		36	33,300
6.50%, 09/01/30(b)		71	68,872
EnLink Midstream Partners LP
4.85%, 07/15/26		21	19,771
5.60%, 04/01/44		74	61,420
EQM Midstream Partners LP
6.00%, 07/01/25(b)		11	10,829
4.13%, 12/01/26		17	15,736
6.50%, 07/01/27(b)		132	128,895
7.50%, 06/01/30(b)		67	67,285
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(b)		26	25,870
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25		30	29,484
7.75%, 02/01/28		15	14,220
8.88%, 04/15/30		32	31,244
Gulfport Energy Corp., 8.00%, 05/17/26(b)		11	11,514
Harvest Midstream I LP, 7.50%, 09/01/28(b)		20	19,333
Hess Midstream Operations LP, 4.25%, 02/15/30(b)		77	64,929
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		21	19,692
5.75%, 02/01/29		72	65,016
6.00%, 04/15/30		5	4,508
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(b)		67	67,586
ITT Holdings LLC, 6.50%, 08/01/29(b)		109	92,391
Kinetik Holdings LP, 5.88%, 06/15/30(b)		74	69,375
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		10	9,651
MasTec, Inc., 4.50%, 08/15/28(b)		13	11,691
Matador Resources Co.
5.88%, 09/15/26		54	52,117
6.88%, 04/15/28(b)		74	72,656
Murphy Oil Corp.
5.75%, 08/15/25		8	7,990
5.88%, 12/01/27		20	19,408
Murphy Oil USA, Inc., 4.75%, 09/15/29		64	57,704
Nabors Industries Ltd.(b)
7.25%, 01/15/26		66	63,773
7.50%, 01/15/28		63	58,243
Nabors Industries, Inc.
5.75%, 02/01/25		243	237,836
7.38%, 05/15/27(b)		12	11,609
New Fortress Energy, Inc.(b)
6.75%, 09/15/25		203	193,785
6.50%, 09/30/26		66	60,768
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)		110	108,794

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Noble Finance II LLC, 8.00%, 04/15/30(b)	USD	78	$79,020
Northern Oil and Gas, Inc.(b)
8.13%, 03/01/28		228	227,726
8.75%, 06/15/31		79	79,593
NuStar Logistics LP
6.00%, 06/01/26		123	119,337
6.38%, 10/01/30		2	1,895
Occidental Petroleum Corp., 6.20%, 03/15/40		37	35,269
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		34	33,863
PDC Energy, Inc., 5.75%, 05/15/26		6	5,979
Permian Resources Operating LLC(b)
5.38%, 01/15/26		32	30,636
7.75%, 02/15/26		82	82,531
6.88%, 04/01/27		37	36,472
5.88%, 07/01/29		140	131,696
Precision Drilling Corp., 6.88%, 01/15/29(b)		4	3,789
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)		108	97,196
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		14	12,470
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(i)		87	87,218
SM Energy Co.
5.63%, 06/01/25		44	43,063
6.75%, 09/15/26		41	40,246
6.63%, 01/15/27		7	6,860
6.50%, 07/15/28		45	43,200
Southwestern Energy Co.
5.38%, 02/01/29		62	57,101
4.75%, 02/01/32		2	1,717
Sunoco LP/Sunoco Finance Corp., 7.00%, 09/15/28		50	49,337
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
7.50%, 10/01/25		3	2,992
6.00%, 03/01/27		14	13,158
5.50%, 01/15/28		11	10,010
6.00%, 12/31/30		10	8,827
6.00%, 09/01/31		41	35,739
Transocean Aquila Ltd., 8.00%, 09/30/28(b)(i)		33	33,000
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		32	32,560
Transocean, Inc.(b) 7.50%, 01/15/26		250	244,330
11.50%, 01/30/27		93	97,534
8.00%, 02/01/27		37	35,613
8.75%, 02/15/30		233	237,987
Valaris Ltd., 8.38%, 04/30/30(b)		191	191,143
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29		292	245,712
4.13%, 08/15/31		114	93,551
3.88%, 11/01/33		226	175,472
Venture Global LNG, Inc.(b)
8.13%, 06/01/28		332	328,727
8.38%, 06/01/31		506	497,429
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		51	48,256
Vital Energy, Inc.
10.13%, 01/15/28		58	59,117
9.75%, 10/15/30		58	59,292
Western Midstream Operating LP
5.45%, 04/01/44		105	84,641
5.30%, 03/01/48		39	30,441

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP (continued)
5.50%, 08/15/48	USD	17	$13,517
5.25%, 02/01/50		54	42,068

			9,988,033

Passenger Airlines — 0.4%
Air Canada, 3.88%, 08/15/26(b)		116	105,277
Allegiant Travel Co.(b)
8.50%, 02/05/24		1,065	1,065,000
7.25%, 08/15/27		23	21,649
American Airlines, Inc.(b)
11.75%, 07/15/25		11	11,825
7.25%, 02/15/28		8	7,649
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
5.50%, 04/20/26		174	170,107
5.75%, 04/20/29		108	100,731
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)		26	23,395
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)		171	168,848
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(b)		46	46,327
United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.88%, 07/15/27		13	12,517
United Airlines, Inc.(b)
4.38%, 04/15/26		57	52,713
4.63%, 04/15/29		203	174,485
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(b)
7.88%, 05/01/27		33	28,421
6.38%, 02/01/30		52	40,162

			2,029,106

Personal Care Products(b) — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
Series 2020, 4.75%, 01/15/29		5	4,509
Series 2020, 6.63%, 07/15/30		66	64,438

			68,947

Pharmaceuticals — 0.2%
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28(c)	EUR	100	96,222
Gruenenthal GmbH, 4.13%, 05/15/28(c)		100	97,537
Option Care Health, Inc., 4.38%, 10/31/29(b)	USD	79	68,236
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(b)		200	173,782
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)		200	180,454
Prestige Brands, Inc., 3.75%, 04/01/31(b)		56	45,080
Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 05/09/27	EUR	100	95,727
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD	203	180,504

			937,542

Security		Par (000)	Value

Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC / Anywhere Co- Issuer Corp., 7.00%, 04/15/30(b)	USD	700	$631,473
Anywhere Real Estate Group LLC/Anywhere Co.- Issuer Corp., Series AI, 7.00%, 04/15/30		80	72,200
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(b)		101	93,183
8.88%, 09/01/31		38	36,765
Greystar Real Estate Partners LLC, 7.75%, 09/01/30		5	4,939
Howard Hughes Corp.(b)
5.38%, 08/01/28		46	40,529
4.38%, 02/01/31		53	40,666
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.75%, 01/15/29(b)		42	30,364
Starwood Property Trust, Inc., 4.38%, 01/15/27(b)		13	11,339

			961,458

Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		51	42,501

Semiconductors & Semiconductor Equipment — 0.1%
NCR Atleos Escrow Corp., 9.50%, 04/01/29		58	56,098
Sensata Technologies BV, 4.00%, 04/15/29(b)		36	30,999
Sensata Technologies, Inc.(b)
4.38%, 02/15/30		169	145,932
3.75%, 02/15/31		30	24,280
Synaptics, Inc., 4.00%, 06/15/29(b)		84	69,300

			326,609

Software — 0.6%
Alteryx, Inc., 8.75%, 03/15/28(b)		61	60,728
Boxer Parent Co., Inc.(b)
7.13%, 10/02/25		148	147,260
9.13%, 03/01/26		149	148,583
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		78	76,147
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		159	154,152
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		858	758,756
9.00%, 09/30/29		928	806,433
Consensus Cloud Solutions, Inc.(b)
6.00%, 10/15/26		23	21,170
6.50%, 10/15/28		20	17,045
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		16	13,476
Elastic NV, 4.13%, 07/15/29(b)		120	102,199
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		49	40,275
MicroStrategy, Inc., 6.13%, 06/15/28(b)		144	127,892
Open Text Corp., 6.90%, 12/01/27(b)		234	234,533
Playtika Holding Corp., 4.25%, 03/15/29(b)		21	17,535
PTC, Inc., 4.00%, 02/15/28(b)		32	28,680
Sabre GLBL, Inc., 8.63%, 06/01/27		91	77,150
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		259	244,403
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		188	157,077

			3,233,494

11

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialized REITs — 0.0%
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)	USD	185	$181,199

Specialty Retail(b) — 0.1%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29		253	235,768
Staples, Inc., 7.50%, 04/15/26		43	35,361

			271,129

Technology Hardware, Storage & Peripherals(b) — 0.0%
Seagate HDD Cayman
8.25%, 12/15/29		92	94,484
8.50%, 07/15/31		115	117,965

			212,449

Textiles, Apparel & Luxury Goods(b) — 0.0%
Crocs, Inc.
4.25%, 03/15/29		57	47,160
4.13%, 08/15/31		13	10,058
Hanesbrands, Inc.
4.88%, 05/15/26		43	39,421
9.00%, 02/15/31		30	28,594
Kontoor Brands, Inc., 4.13%, 11/15/29		32	26,442
Levi Strauss & Co., 3.50%, 03/01/31		82	64,847

			216,522

Transportation Infrastructure — 0.0%
Azzurra Aeroporti SpA, 2.63%, 05/30/27(c)	EUR	100	94,910

Utilities(b) — 0.0%
Vistra Operations Co. LLC
7.75%, 10/15/31	USD	82	80,774
6.95%, 10/15/33		55	53,946

			134,720

Wireless Telecommunication Services — 0.3%
Altice France SA, 2.13%, 02/15/25(c)	EUR	100	99,382
Altice France SA/France, 8.13%, 02/01/27(b)	USD	334	296,190
SBA Communications Corp.
3.13%, 02/01/29		283	236,042
3.88%, 02/15/27		7	6,414
T-Mobile U.S., Inc.
3.38%, 04/15/29		67	58,929
3.50%, 04/15/31		26	21,985
VICI Properties LP/VICI Note Co., Inc.(b)
4.63%, 06/15/25		147	141,956
4.63%, 12/01/29		133	117,978
4.13%, 08/15/30		124	105,447
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(b)		200	161,575
Vodafone Group PLC, (5-year EUR Swap + 3.49%), 6.50%, 08/30/84(a)(c)	EUR	100	106,506

			1,352,404

Total Corporate Bonds — 17.8% (Cost: $104,209,108)			89,166,850

Security		Par (000)	Value

Fixed Rate Loan Interests

Media — 0.2%
AVSC Holding Corp., 2020 Term Loan B3, (5.00% Cash and 10.00% PIK), 15.00%, 10/15/26(h)	USD	812	$833,137

Total Fixed Rate Loan Interests — 0.2% (Cost: $790,535)			833,137

Floating Rate Loan Interests(a)

Aerospace & Defense — 4.0%
Atlas CC Acquisition Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.93%, 05/25/28		2,531	2,353,902
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.93%, 05/25/28		515	478,788
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.65%, 10/31/28		987	987,064
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.36%, 08/03/29		323	320,600
Dynasty Acquisition Co., Inc., 2023 Term Loan B1, (1-mo. CME Term SOFR + 4.00%), 9.32%, 08/24/28		3,345	3,335,135
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR + 5.60%), 10.92%, 04/09/26		756	683,560
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.23%, 02/01/29		1,467	1,433,047
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 02/01/28		4,994	4,978,708
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3-mo. CME Term SOFR + 2.00%), 7.65%, 11/05/28		1,175	1,173,719
Standard Aero Ltd., 2023 Term Loan B2, (1-mo. CME Term SOFR + 4.00%), 9.32%, 08/24/28		1,434	1,429,344
TransDigm, Inc., 2023 Term Loan I, (3-mo. CME Term SOFR + 3.25%), 8.64%, 08/24/28		2,783	2,782,894

			19,956,761

Automobile Components — 0.7%
Adient U.S. LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.68%, 04/10/28		587	586,652
Clarios Global LP, 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.07%, 05/06/30		2,046	2,039,616
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.00%), 10.48%, 11/17/28		1,011	856,064

			3,482,332

Automobiles — 0.5%
Dealer Tire Financial LLC, Series B, Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 12/14/27		2,640	2,641,505

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Beverages — 0.9%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.49%, 01/24/30	USD	1,631	$1,316,552
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.74%, 01/24/29		3,498	3,314,930

			4,631,482

Broadline Retail — 1.6%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.83%, 11/24/28		1,449	1,444,423
Midas Intermediate Holdco II LLC, 2022 PIK Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.85%, 1.50% PIK), 15.17%, 06/30/27(h)		2,505	2,358,229
PUG LLC
2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.68%, 02/12/27(e)		321	303,636
USD Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.93%, 02/12/27		3,125	2,942,573
Sally Holdings, LLC, 2023 CovLite Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.57%, 02/28/30		573	573,120
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.40%, 12/21/27		336	265,277

			7,887,258

Building Products — 1.6%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 05/13/29		227	226,843
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 04/12/28		310	302,104
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 11/23/27		1,265	1,190,013
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.92%, 04/28/29		702	700,820
IPS Corp.
2021 2nd Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.42%, 10/01/29(e)		919	781,150
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 10/02/28		522	504,729
Jeld-Wen, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.68%, 07/28/28		714	713,414
LSF10 XL Bidco SCA, 2021 EUR Term Loan B4, (3-mo. EURIBOR + 4.18%), 8.15%, 04/12/28	EUR	853	773,921
Wilsonart LLC, 2021 Term Loan E, (3-mo. CME Term SOFR at 1.00% Floor + 3.25%), 8.74%, 12/31/26	USD	3,000	2,988,496

			8,181,490

Capital Markets — 3.0%
Ascensus Holdings, Inc.
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.03%, 08/02/29		2,373	2,243,602

Security		Par (000)	Value

Capital Markets (continued)
Ascensus Holdings, Inc. (continued)
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 08/02/28	USD	2,393	$2,364,604
Axalta Coating Systems U.S. Holdings, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.90%, 12/20/29		1,159	1,160,229
Azalea Topco, Inc., Term Loan, (1-mo. CME Term SOFR + 3.50%), 9.18%, 07/24/26		838	804,777
Castlelake Aviation Ltd., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.42%, 10/22/26		1,350	1,347,289
Castlelake Aviation One DAC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.42%, 10/22/27		648	646,482
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 06/30/28		1,283	1,278,401
2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.82%, 06/30/28		714	712,472
ION Trading Finance Ltd., 2021 USD Term Loan, (3-mo. CME Term SOFR + 4.75%), 10.15%, 04/03/28		591	581,306
Learning Care Group U.S. No. 2, Inc., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.13%, 08/11/28		199	198,668
Osaic Holdings, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.50%), 9.82%, 08/17/28		1,253	1,250,945
Press Ganey Holdings, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.43%, 07/24/26		2,299	2,212,400

			14,801,175

Chemicals — 4.7%
Arc Falcon I, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.00%), 12.42%, 09/30/29		815	730,444
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.17%, 11/24/28		1,275	1,185,750
2020 USD Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.42%, 11/24/27		673	658,522
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.32%, 08/27/26		1,362	1,330,028
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 8.82%, 08/18/28(e)		1,042	1,028,975
CPC Acquisition Corp., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.40%, 12/29/27		569	468,759
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.77%, 10/04/29		861	828,164
Element Solutions, Inc., 2019 Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.32%, 01/31/26		1,732	1,728,059
HB Fuller Co., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.57%, 02/15/30		264	263,957

13

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 3.93%), 9.42%, 07/03/28	USD	937	$827,736
Illuminate Buyer LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.93%, 06/30/27		209	208,592
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.92%, 02/18/30		613	608,095
LSF11 A5 Holdco LLC
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.67%, 10/15/28		260	256,442
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.81%, 10/15/28		1,640	1,598,938
Messer Industries GmbH, 2018 USD Term Loan, (3-mo. CME Term SOFR + 2.50%), 8.15%, 03/02/26		2,389	2,385,341
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.82%, 03/29/28		1,842	1,788,021
Nouryon USA LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.43%, 04/03/28		827	815,617
Olympus Water U.S. Holding Corp., 2023 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.39%, 11/09/28		612	609,577
OQ Chemicals Corp., 2017 USD Term Loan B2, (1-mo. CME Term SOFR + 3.60%), 8.93%, 10/14/24		1,503	1,489,018
PQ Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.97%, 06/09/28		1,511	1,504,611
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.63%, 03/16/27		922	915,792
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.69%, 08/02/28		1,422	1,415,065
Starfruit Finco BV, 2018 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.43%, 10/01/25		194	193,461
W.R. Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.40%, 09/22/28		834	825,896

			23,664,860

Commercial Services & Supplies — 3.8%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 05/12/28		2,287	2,205,248
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 05/12/28		302	297,092
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.33%, 02/15/29		680	669,760
Aramark Services, Inc., 2023 Term Loan B6, (1-mo. CME Term SOFR + 2.50%), 7.93%, 06/22/30		594	592,018

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.17%, 09/07/27	USD	1,722	$1,718,634
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.43%, 10/08/28		607	608,934
Covanta Holding Corp.
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 11/30/28		75	74,348
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 11/30/28		984	977,665
GFL Environmental, Inc., 2023 First Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 05/31/27		646	644,983
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.42%, 10/29/28		1,394	1,388,423
NEP/NCP Holdco, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.68%, 10/20/25		1,260	1,215,493
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.88%, 12/15/28		683	545,372
Prime Security Services Borrower LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.19%, 09/23/26		1,468	1,465,282
Tempo Acquisition LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 08/31/28		4,178	4,177,407
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.42%, 11/02/27		1,449	1,374,713
Viad Corp., Initial Term Loan, (1-mo. CEM Term SOFR + 5.00%), 10.43%, 07/30/28		1,076	1,052,756

			19,008,128

Communications Equipment — 0.4%
Ciena Corp., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.82%, 01/18/30		188	188,211
Viasat, Inc.
2023 Term Loan, 05/30/30(m)		762	705,330
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 03/02/29		1,034	957,395

			1,850,936

Construction & Engineering — 1.1%
Brand Industrial Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.87%, 08/01/30		3,020	2,937,886
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 12/16/27		200	199,486
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.43%, 01/21/28		925	922,752
USIC Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.93%, 05/12/28		1,534	1,506,953

			5,567,077

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction Materials — 0.9%
American Builders & Contractors Supply Co., Inc., Series A, 2019 Term Loan, (1-mo. CME Term SOFR + 2.00%), 7.42%, 01/15/27	USD	1,048	$1,045,732
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.31%, 03/08/29		730	591,034
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.99%, 04/29/29		951	943,408
Quikrete Holdings, Inc., 2023 Term Loan B, 03/19/29(m)		560	559,681
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.94%, 09/22/28		1,398	1,396,997

			4,536,852

Consumer Staples Distribution & Retail — 0.3%
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.43%, 09/13/26		565	564,107
2021 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.93%, 11/22/28		779	779,514

			1,343,621

Containers & Packaging — 1.5%
Charter Next Generation, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 12/01/27		3,388	3,354,197
Mauser Packaging Solutions Holding Co., Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.33%, 08/14/26		1,141	1,139,714
Pregis TopCo Corp.
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.07%, 07/31/26		536	534,574
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.18%, 07/31/26		612	609,398
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1-mo. CME Term SOFR + 3.25%), 8.68%, 02/05/26		968	967,097
Trident TPI Holdings, Inc., 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.65%, 09/15/28		1,133	1,126,811

			7,731,791

Distributors — 0.2%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.38%, 10/28/27		865	817,056

Diversified Consumer Services — 2.5%
2U, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.95%, 12/28/26		837	773,924
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.75%), 11.17%, 12/10/29		589	500,420
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 12/11/28		837	797,129

Security		Par (000)	Value

Diversified Consumer Services (continued)
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.68%, 11/24/28	USD	806	$801,872
KUEHG Corp., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.39%, 06/12/30		1,271	1,271,597
Sotheby’s
Series L, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 10.07%, 01/15/27		1,645	1,602,297
Series L, 2023 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 10.07%, 01/15/27		360	349,950
Spring Education Group, Inc., Term Loan, 09/29/30(m)		499	492,758
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.43%, 07/30/25		909	907,820
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 10.43%, 09/01/25		2,099	1,813,202
Wand NewCo 3, Inc., 2020 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.17%, 02/05/26		2,261	2,254,745
WCG Purchaser Corp., 2019 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 9.43%, 01/08/27		1,041	1,027,553

			12,593,267

Diversified REITs — 0.2%
RHP Hotel Properties, LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.07%, 05/18/30		748	749,362

Diversified Telecommunication Services — 5.6%
Altice Financing SA
2017 USD Term Loan B, (3-mo. LIBOR US + 2.75%), 8.32%, 07/15/25		641	633,757
USD 2017 1st Lien Term Loan, (3-mo. LIBOR US + 2.75%), 8.32%, 01/31/26		1,709	1,691,994
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR + 5.50%), 10.81%, 08/15/28		1,722	1,554,311
Cablevision Lightpath LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.70%, 11/30/27		197	194,566
Connect Finco SARL, 2021 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.82%, 12/11/26		7,150	6,958,818
Consolidated Communications, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.93%, 10/02/27		712	629,740
Iridium Satellite LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.90%, 09/20/30		2,280	2,277,961
Level 3 Financing, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.18%, 03/01/27		1,749	1,648,969
Lumen Technologies, Inc., 2020 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.68%, 03/15/27		1,611	1,144,088
ORBCOMM, Inc., Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 4.25%), 9.80%, 09/01/28		757	675,600

15

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 09/25/26	USD	2,382	$1,942,460
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.25%), 8.70%, 01/31/29		1,212	1,180,864
USD Term Loan N, (1-mo. CME Term SOFR + 2.50%), 7.95%, 01/31/28		2,578	2,501,222
Virgin Media SFA Finance Ltd., GBP Term Loan L, (1-mo. SONIA + 3.25%), 8.47%, 01/15/27	GBP	1,400	1,680,382
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.43%, 03/09/27	USD	4,386	3,571,321

			28,286,053

Electrical Equipment — 0.3%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.40%, 06/23/28		1,327	1,316,411

Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp., 2022 Term Loan B, (1-mo. CEM Term SOFR + 2.75%), 8.18%, 07/02/29		1,389	1,382,528

Energy Equipment & Services — 0.0%
Lealand Finance Co. BV
2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.43%, 06/28/24(e)		46	32,216
2020 Take Back Term Loan, (1-mo. CME Term SOFR + 4.00%, 3.00% PIK), 12.43%, 06/30/25(h)		350	186,701

			218,917

Entertainment — 4.2%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.45%, 04/22/26		1,303	1,047,242
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.74%, 05/24/29		88	87,518
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.64%, 03/08/30		811	805,354
City Football Group Ltd., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.44%, 07/21/28		1,462	1,452,437
Creative Artists Agency LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.82%, 11/27/28		1,882	1,872,856
Delta 2 Lux SARL, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 01/15/30		1,555	1,553,896
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (6-mo. LIBOR US at 1.00% Floor + 3.00%), 8.73%, 03/08/24		3,001	2,897,769
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 7.17%, 10/19/26		2,233	2,226,640
Playtika Holding Corp., 2021 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.18%, 03/13/28		1,497	1,494,674
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. CME Term SOFR + 2.50%), 8.13%, 01/23/25		1,686	1,684,160

Security		Par (000)	Value

Entertainment (continued)
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.37%, 04/29/26	USD	762	$761,220
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.18%, 05/18/25		2,522	2,515,838
WMG Acquisition Corp., 2021 Term Loan G, (1-mo. CME Term SOFR + 2.13%), 7.56%, 01/20/28		2,416	2,413,700

			20,813,304

Financial Services — 4.3%
ABG Intermediate Holdings 2 LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.42%, 12/20/29		72	72,762
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 12/21/28		1,141	1,138,178
Belron Finance U.S. LLC
2018 Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.88%, 11/13/25		1,952	1,952,277
2019 USD Term Loan B3, (3-mo. CME Term SOFR + 2.25%), 7.88%, 10/30/26		1,119	1,117,059
2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.43%), 8.06%, 04/13/28		1,698	1,691,406
Belron Luxembourg SARL, 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.16%, 04/18/29		425	424,803
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.14%, 04/09/27		5,593	5,446,956
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 12.40%, 04/07/28		1,594	1,498,360
FinCo I LLC, 2023 Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.37%, 06/27/29		426	425,757
GIP Pilot Acquisition Partners LP, Term Loan, 09/18/30(e)(m)		271	269,984
LBM Acquisition LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 12/17/27		433	422,463
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.57%, 03/24/25		1,497	1,493,441
Sotera Health Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 12/11/26		2,247	2,223,968
Travelport Finance SARL, 2023 Consented Term Loan, (3-mo. CME Term SOFR + 8.50%), 13.89%, 05/29/26		1,288	738,225
UPC Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR + 2.93%), 8.37%, 01/31/29		672	660,975
WEX, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.68%, 03/31/28		852	852,738
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 10/19/27		1,081	1,077,706

			21,507,058

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products — 2.9%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.18%, 10/01/25	USD	1,410	$1,353,136
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.18%, 10/01/25		1,325	1,271,085
Chobani LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.93%, 10/25/27		2,893	2,889,726
Froneri International Ltd., 2020 USD Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.67%, 01/29/27		3,230	3,203,243
H-Food Holdings LLC, 2018 Term Loan B, (3-mo. LIBOR US + 3.69%), 9.27%, 05/23/25		451	392,240
Hostess Brands, LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.89%, 06/28/30		916	916,610
Nomad Foods U.S. LLC, Term Loan B4, (6-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.47%, 11/12/29		911	910,560
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 9.13%, 06/08/28		1,785	1,782,887
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.90%, 03/31/28		1,172	1,140,923
UTZ Quality Foods LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.43%, 01/20/28		598	597,446

			14,457,856

Ground Transportation — 0.7%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.18%, 04/06/28		506	501,255
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.18%, 08/06/27		564	560,090
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3-mo. CME Term SOFR + 5.50%), 10.91%, 08/04/25		1,309	1,170,763
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.16%, 03/03/30		1,448	1,446,740

			3,678,848

Health Care Equipment & Supplies — 1.9%
Bausch & Lomb Corp., 2023 Incremental Term Loan, 09/14/28(e)(m)		852	840,285
Bausch and Lomb, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.76%, 05/10/27		1,821	1,767,583
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.66%, 11/03/28		2,134	2,098,971
Femur Buyer, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.50%), 10.15%, 03/05/26		622	577,970

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Insulet Corp., Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.68%, 05/04/28	USD	670	$668,195
Medline Borrower LP, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 10/23/28		3,724	3,711,774

			9,664,778

Health Care Providers & Services — 2.3%
CHG Healthcare Services, Inc.
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 09/29/28		892	887,038
2023 Incremental Term Loan, 09/29/28(m)		194	193,515
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.80%, 11/08/27		1,600	1,592,935
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 11/01/28		1,904	1,894,909
Envision Healthcare Corp., 2022 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.25%), 9.64%, 03/31/27		1,390	312,791
EyeCare Partners LLC
2020 Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.18%, 02/18/27		1,920	1,340,231
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.75%), 12.18%, 11/15/29		508	264,487
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.18%, 11/15/28		464	318,617
Ingenovis Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.18%, 03/06/28		1,387	1,321,492
MED ParentCo LP, 1st Lien Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.68%, 08/31/26		569	541,680
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.52%, 11/01/29		536	478,380
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 10/27/28		603	604,589
PetVet Care Centers LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.92%, 02/14/25		46	45,440
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.77%, 11/01/28		548	529,689
Surgery Center Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.19%, 08/31/26		719	719,602
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.67%, 05/16/29		290	290,235

			11,335,630

17

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Technology — 2.5%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.57%, 02/15/29	USD	2,598	$2,545,557
Polaris Newco LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.43%, 06/02/28		4,082	3,902,387
Verscend Holding Corp.
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.43%, 04/02/29		2,740	2,736,575
2021 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.43%, 08/27/25		3,206	3,202,110

			12,386,629

Hotels, Restaurants & Leisure — 5.2%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.18%, 02/02/26		1,191	1,139,850
Alterra Mountain Co., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 05/31/30		140	139,650
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.84%, 10/02/28		783	765,879
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2023 Term Loan B5, (1-mo. CME Term SOFR + 2.25%), 7.57%, 09/23/30		2,694	2,682,368
Caesars Entertainment, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.67%, 02/06/30		1,125	1,124,647
Carnival Corp., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.33%, 08/08/27		881	877,490
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.42%, 03/17/28		1,305	1,302,945
ECL Entertainment, LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.14%, 08/31/30		719	716,901
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 01/27/29		3,237	3,200,999
Flutter Financing BV, 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.90%, 07/22/28		1,006	1,006,343
Four Seasons Hotels Ltd., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.89%, 11/30/29		2,367	2,368,942
IRB Holding Corp., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.42%, 12/15/27		2,121	2,111,565
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.67%, 03/09/28		816	481,263
PENN Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.17%, 05/03/29		1,272	1,268,898

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Playa Resorts Holding BV, 2022 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 01/05/29	USD	408	$407,779
Scientific Games International, Inc., 2022 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 04/14/29		951	950,292
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 08/25/28		585	583,446
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.90%, 07/21/26		1,037	1,035,597
Station Casinos LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 0.25% Floor + 2.25%), 7.67%, 02/08/27		1,943	1,937,153
Whatabrands LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 08/03/28		1,971	1,961,257
Wyndham Hotels & Resorts, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.67%, 05/24/30		172	172,158

			26,235,422

Household Durables — 1.4%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.90%, 05/17/28		1,415	1,163,630
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.89%, 02/26/29		2,074	2,015,990
Serta Simmons Bedding, LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.50%), 12.90%, 06/29/28		412	410,103
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.43%, 10/06/28		1,566	1,328,712
Weber-Stephen Products LLC, Term Loan B, (1- mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 10/30/27		2,240	2,012,248

			6,930,683

Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.57%, 12/22/26		353	352,499

Independent Power and Renewable Electricity Producers — 1.0%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.57%, 07/31/30		1,109	1,102,260
Calpine Corp.
2019 Term Loan B10, (1-mo. CME Term SOFR + 2.00%), 7.43%, 08/12/26		1,032	1,030,968
Term Loan B9, (1-mo. CME Term SOFR + 2.00%), 7.43%, 04/05/26		1,869	1,866,704
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.50%), 8.18%, 12/15/27		1,046	1,042,433

			5,042,365

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Industrial Conglomerates — 0.1%
Stitch Aquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 12.40%, 07/28/28	USD	949	$722,551

Insurance — 4.6%
Alliant Holdings Intermediate LLC
2021 Term Loan B4, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.93%, 11/05/27		3,258	3,249,178
2023 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/05/27		3,517	3,509,272
AmWINS Group, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 7.68%, 02/19/28		2,322	2,305,419
2023 Incremental Term Loan B, (1-mo. CEM Term SOFR + 2.75%), 8.18%, 02/19/28		446	444,799
AssuredPartners, Inc.
2020 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.93%, 02/12/27		1,271	1,267,706
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 02/12/27		758	757,018
2023 Term Loan B4, 02/12/27(m)		403	402,750
Baldwin Risk Partners, LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.94%, 10/14/27		395	390,805
HUB International Ltd.
2022 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.37%, 11/10/29		395	395,284
2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.58%, 06/20/30		4,422	4,429,699
Jones Deslauriers Insurance Management, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.62%, 03/15/30		1,025	1,026,927
Ryan Specialty Group LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.42%, 09/01/27		1,162	1,160,732
USI, Inc.
2022 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.14%, 11/22/29		2,909	2,904,976
2023 Acquisition Term Loan, 09/27/30(m)		470	468,627
2023 Refi Term Loan, 09/27/30(m)		537	535,212

			23,248,404

Interactive Media & Services — 1.3%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.54%, 02/16/28		380	374,272
Adevinta ASA, USD Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.32%, 06/26/28		869	868,385
Camelot Finance SA, Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.43%, 10/30/26		1,769	1,766,684
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.43%, 10/30/26		1,921	1,915,847
GoodRx, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.17%, 10/10/25		616	614,684

Security		Par (000)		Value

Interactive Media & Services (continued)
Grab Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.93%, 01/29/26	USD	886		$889,246
Research Now Group, Inc., 2017 1st Lien Term Loan, 12/20/24(m)		—	(n)	1

				6,429,119

IT Services — 3.3%
Asurion LLC
2020 Term Loan B8, (3-mo. CME Term SOFR + 3.25%), 8.68%, 12/23/26		386		377,330
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.25%), 10.68%, 01/31/28		985		884,914
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.25%), 10.68%, 01/20/29		953		842,890
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.25%), 9.67%, 08/19/28		1,376		1,334,232
Epicor Software Corp., 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.75%), 13.17%, 07/31/28		1,886		1,888,056
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.49%, 10/01/27		2,800		2,727,571
Go Daddy Operating Co. LLC
2021 Term Loan B4, (1-mo. CME Term SOFR + 2.00%), 7.43%, 08/10/27		1,674		1,671,264
2022 Term Loan B5, (1-mo. CME Term SOFR + 2.50%), 7.82%, 11/09/29		1,265		1,265,846
GTCR W Merger Sub LLC, USD Term Loan B, 09/20/30(m)		1,457		1,455,936
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 02/24/28		3,318		3,309,301
Venga Finance SARL, 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.43%, 06/28/29		564		558,408

				16,315,748

Leisure Products — 0.3%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.42%, 12/01/28		422		411,678
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.26%, 05/25/27		295		294,967
Topgolf Callaway Brands Corp., Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.92%, 03/15/30		1,037		1,030,092

				1,736,737

Life Sciences Tools & Services — 2.2%
Avantor Funding, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.67%, 11/08/27		1,076		1,074,861
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.44%, 02/22/28		1,838		1,792,692
Curia Global, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.22%, 08/30/26		119		98,342

19

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Life Sciences Tools & Services (continued)
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.93%, 02/04/27	USD	953	$934,590
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 07/01/30		380	378,463
ICON Luxembourg SARL, LUX Term Loan, (3-mo. CEM Term SOFR + 2.25%), 7.90%, 07/03/28		1,851	1,849,901
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 10/19/27		1,287	1,251,878
Parexel International Corp., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 11/15/28		2,662	2,640,450
PRA Health Sciences, Inc., US Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.90%, 07/03/28		461	460,906
Star Parent, Inc., 2023 Term Loan B, 09/19/30(m)		626	611,308

			11,093,391

Machinery — 4.8%
Albion Financing 3 SARL, USD Term Loan, (3-mo. CME Term SOFR + 5.25%), 10.86%, 08/17/26		1,720	1,718,386
Barnes Group, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.42%, 09/03/30		400	400,200
Clark Equipment Co., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.99%, 04/20/29		202	201,694
Columbus McKinnon Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.42%, 05/14/28		320	320,085
Filtration Group Corp.
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.93%, 10/21/28		1,018	1,013,343
2023 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.68%, 10/21/28		2,083	2,083,966
Gardner Denver, Inc., 2020 USD Term Loan B2, 03/01/27(m)		269	269,326
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.82%, 03/31/27		2,119	2,111,722
Generac Power Systems, Inc., 2019 Term Loan B, 12/13/26(m)		290	289,153
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1-mo. CME Term SOFR + 1.75%), 7.17%, 03/01/27		553	553,545
Madison IAQ LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.69%, 06/21/28		3,237	3,179,303
Roper Industrial Products Investment Co., USD Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.89%, 11/22/29		1,943	1,946,014
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.92%, 04/05/29		1,728	1,722,981
Titan Acquisition Ltd., 2018 Term Loan B, (3-mo. LIBOR US + 3.00%), 8.65%, 03/28/25		4,173	4,133,847

Security		Par (000)		Value

Machinery (continued)
Vertical U.S. Newco, Inc., Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.38%, 07/30/27	USD	1,984		$1,977,957
Vertiv Group Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.19%, 03/02/27		2,126		2,121,655
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.43%, 10/04/28		110		109,994

				24,153,171

Media — 3.0%
A L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 5.50%), 10.83%, 06/30/28		414		400,567
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR at 1.00% Floor + 3.25%), 8.57%, 03/03/25		860		826,461
Cable One, Inc., 2021 Term Loan B4, (1-mo. CME Term SOFR + 2.00%), 7.43%, 05/03/28		140		138,706
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (3-mo. CME Term SOFR + 1.75%), 7.12%, 04/30/25		2,547		2,547,664
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.13%, 08/21/26		2,005		1,943,942
CMG Media Corp., 2021 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.99%, 12/17/26		—	(n)	186
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.93%, 09/01/28		1,373		1,336,257
CSC Holdings LLC
2017 Term Loan B1, (1-mo. LIBOR US + 2.25%), 7.70%, 07/17/25		487		470,702
2019 Term Loan B5, (1-mo. CME Term SOFR + 2.50%), 7.95%, 04/15/27		1,822		1,645,575
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.43%, 08/02/27		1,901		1,855,932
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.75%), 9.17%, 04/21/29		1,561		1,081,937
Voyage Digital Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.63%, 05/11/29(e)		830		828,394
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR + 2.50%), 7.95%, 04/30/28		1,876		1,830,657

				14,906,980

Oil, Gas & Consumable Fuels — 1.7%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.09%, 12/21/28		3,243		3,209,510
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.92%, 09/19/29		228		226,846

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Medallion Midland Acquisition LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.40%, 10/18/28	USD	1,660	$1,659,663
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 7.19%, 01/31/28		559	560,350
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.69%, 10/05/28		2,667	2,662,566

			8,318,935

Passenger Airlines — 2.2%
AAdvantage Loyalty IP Ltd., Series AA, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.34%, 04/20/28		1,362	1,401,555
Air Canada, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 9.13%, 08/11/28		1,780	1,779,496
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.75%), 7.32%, 01/29/27		146	143,190
Series AA, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.54%, 02/15/28		2,168	2,150,365
Kestrel Bidco, Inc., Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.42%, 12/11/26		739	722,942
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.80%, 06/21/27		2,189	2,271,629
United Airlines, Inc., Series AA, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 04/21/28		2,577	2,576,980

			11,046,157

Personal Care Products — 1.1%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.24%, 10/01/26		5,264	5,252,447

Pharmaceuticals — 1.8%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.93%, 05/04/25		1,056	1,035,228
Amynta Agency Borrower, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 5.00%), 10.42%, 02/28/28		772	770,884
Bausch Health Cos., Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.67%, 02/01/27		942	763,619
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.18%, 08/01/27		1,269	1,243,579
Jazz Financing Lux SARL, USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 05/05/28		1,899	1,896,824

Security		Par (000)	Value

Pharmaceuticals (continued)
Organon & Co., USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.44%, 06/02/28	USD	1,238	$1,234,483
Perrigo Investments LLC, Term Loan B, 04/20/29(m)		835	831,084
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.49%, 11/18/27(e)		1,083	1,067,967
Prestige Brands, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.43%, 07/03/28		111	111,049

			8,954,717

Professional Services — 3.7%
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 02/04/28		1,764	1,761,897
ASGN, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.57%, 08/30/30		359	359,898
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.50%), 11.93%, 06/04/29		1,248	1,046,236
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 06/02/28		3,053	2,814,896
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (1-mo. CME Term SOFR + 3.00%), 8.32%, 01/18/29		615	613,778
2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.17%, 02/06/26		2,005	2,000,547
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.74%, 07/06/29		525	517,901
2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.74%, 07/06/29		1,138	1,122,120
Fleetcor Technologies Operating Co. LLC, Series C, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 7.17%, 04/28/28		1,926	1,917,541
Galaxy U.S. Opco, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 04/29/29		1,591	1,513,577
Trans Union LLC
2019 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 7.17%, 11/16/26		1,622	1,618,920
2021 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.68%, 12/01/28		1,893	1,890,059
VS Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.67%, 02/28/27		1,447	1,440,009

			18,617,379

Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC 2020 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.18%, 08/21/25		79	78,948

21

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Cushman & Wakefield U.S. Borrower LLC (continued)
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.67%, 01/31/30	USD	1,363	$1,338,111
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 01/31/30		791	783,090

			2,200,149

Semiconductors & Semiconductor Equipment — 0.3%
MKS Instruments, Inc.
2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.17%, 08/17/29		985	983,464
2023 Term Loan B, 10/03/30(m)		218	217,448
Synaptics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.91%, 12/02/28		544	540,386

			1,741,298

Software — 11.4%
Applied Systems, Inc.
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 12.14%, 09/17/27		630	630,920
2022 Extended 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.89%, 09/18/26		678	679,765
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.87%, 08/15/29		865	855,890
Boxer Parent Co., Inc., 2021 USD Term Loan, (1- mo. CME Term SOFR + 3.75%), 9.18%, 10/02/25		1,048	1,046,854
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.68%, 09/21/28		1,466	1,460,701
Central Parent, Inc., 2022 USD Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.64%, 07/06/29		1,215	1,214,164
Cloud Software Group, Inc., 2022 USD Term Loan B, (3-mo. CEM Term SOFR + 4.50%), 9.99%, 03/30/29		3,869	3,714,630
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.42%, 10/08/29		676	638,820
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 10/08/28(e)		737	722,302
Cornerstone OnDemand, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.18%, 10/16/28		880	834,593
Delta TopCo, Inc., 2020 2nd Lien Term Loan, (6- mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.57%, 12/01/28(e)		330	315,150
E2open LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 02/04/28		248	247,417

Security		Par (000)	Value

Software (continued)
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.43%, 12/01/27	USD	2,769	$2,769,525
Helios Software Holdings, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.74%, 07/18/30		1,175	1,168,244
Informatica LLC, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.18%, 10/27/28		2,653	2,641,439
Instructure Holdings, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.68%, 10/30/28		634	632,361
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.63%, 07/27/28		2,078	1,540,347
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.25%), 13.88%, 07/27/29		1,907	877,175
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.18%, 03/01/29		3,012	2,937,512
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.57%, 02/23/29		1,724	1,523,291
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.57%, 05/03/28		5,812	5,614,486
NortonLifeLock, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.42%, 09/12/29		1,465	1,459,471
Planview Parent, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.74%, 12/18/28		824	745,720
Proofpoint, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 08/31/28		2,450	2,427,401
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.25%), 11.68%, 08/31/29		1,281	1,282,204
RealPage, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 04/24/28		5,388	5,320,198
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.93%, 04/23/29		2,629	2,632,371
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.37%, 08/01/25		1,346	1,343,916
Sophia LP
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.00%), 13.42%, 10/09/28(e)		2,509	2,502,727
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 10/07/27		1,949	1,942,462
SS&C Technologies, Inc.
2018 Term Loan B3, (1-mo. CME Term SOFR + 1.75%), 7.18%, 04/16/25		324	323,559
2018 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 7.18%, 04/16/25		306	305,326
2018 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 7.18%, 04/16/25		1,581	1,579,612

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Software (continued)
UKG, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.62%, 05/03/27	USD 1,216		$1,213,176
Ultimate Software Group, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.75%), 9.22%, 05/04/26	1,469		1,466,487
Voyage Australia Pty. Ltd., USD Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.09%, 07/20/28	211		208,924
ZoomInfo LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.17%, 02/28/30	191		190,322

			57,009,462

Specialty Retail — 1.8%
EG America LLC, 2018 USD Term Loan, (1-mo. SOFR + 4.00%), 9.41%, 02/07/25	1,125		1,104,826
EG Group Ltd., 2021 Term Loan, (2-mo. CME Term SOFR + 4.25%), 9.73%, 03/31/26	460		458,830
Mavis Tire Express Services Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.43%, 05/04/28	2,624		2,614,427
PetSmart, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 02/11/28	3,230		3,216,911
Pilot Travel Centers LLC, 2021 Term Loan B, (1- mo. CME Term SOFR + 2.00%), 7.42%, 08/04/28	965		963,399
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.67%, 10/20/28	745		716,121
RVR Dealership Holdings LLC, Term Loan B, (3- mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.25%, 02/08/28(e)	204		181,465

			9,255,979

Technology Hardware, Storage & Peripherals — 0.1%
Electronics for Imaging, Inc., Term Loan, (1-mo. CME Term SOFR + 5.00%), 10.42%, 07/23/26	681		449,425
Vericast Corp., 2022 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.75%), 13.40%, 06/16/26	—	(n)	1

			449,426

Textiles, Apparel & Luxury Goods — 0.2%
Crocs, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.53%, 02/20/29	767		768,637
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 03/08/30(e)	469		458,100

			1,226,737

Trading Companies & Distributors — 2.2%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.68%, 05/19/28	1,205		1,204,091
Core & Main LP, 2021 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.84%, 07/27/28	3,532		3,521,732
SRS Distribution, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 06/02/28	2,391		2,364,248

Security	Par (000)	Value

Trading Companies & Distributors (continued)
SRS Distribution, Inc. (continued)
2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.92%, 06/02/28	USD 857	$848,236
TMK Hawk Parent Corp.(e)
2020 Super Priority First Out Term Loan A, (3-mo. CME Term SOFR + 9.50%), 15.17%, 05/30/24	1,020	1,009,290
2020 Super Priority Second Out Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.17%, 08/28/24	3,197	2,045,791

		10,993,388

Transportation Infrastructure — 0.5%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 09/22/28	670	668,508
KKR Apple Bidco LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 09/22/28	1,032	1,023,595
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.57%, 12/15/26(e)	737	729,922
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.64%, 03/17/30	221	213,804

		2,635,829

Wireless Telecommunication Services — 0.9%
Digicel International, 2017 Term Loan B1, 05/27/24(m)	21	19,176
Digicel International Finance Ltd., 2017 Term Loan B, (3-mo. LIBOR US + 3.25%), 8.90%, 05/28/24 .	494	443,633
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 04/30/28	821	818,497
SBA Senior Finance II LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.17%, 04/11/25	3,275	3,271,372

		4,552,678

Total Floating Rate Loan Interests — 108.5% (Cost: $555,698,070)		543,914,616

	Shares

Investment Companies

Equity Funds — 0.1%
Janus Henderson AAA CLO ETF	10,000	503,300

Fixed Income Funds — 1.0%
Invesco Senior Loan ETF	166,200	3,488,538
iShares iBoxx $ High Yield Corporate Bond ETF(o)	20,000	1,474,400

		4,962,938

Total Investment Companies — 1.1% (Cost: $5,497,994)		5,466,238

23

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Benefical Interest (000)	Value

Other Interests

Capital Markets — 0.0%
Millennium Lender Claim Trust(e)(p)	USD	1,156	$—

Industrial Conglomerates — 0.0%
Millennium Corp. Claim(e)(p)		1,084	—

Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)

Preferred Securities

Capital Trusts — 0.3%(a)

Automobiles — 0.0%
General Motors Financial Co., Inc., Series C, 5.70%(j)	USD	50	42,730

Banks(j) — 0.1%
AIB Group PLC, 5.25%(c)	EUR	200	201,406
PNC Financial Services Group, Inc.
Series V, 6.20%	USD	67	61,573
Series W, 6.25%		72	61,719
Wells Fargo & Co., 7.63%		111	111,907

			436,605

Diversified Telecommunication Services — 0.0%
Telefonica Europe BV, 6.14%(c)(j)	EUR	100	101,509

Electric Utilities — 0.1%
Edison International, Series B, 5.00%(j)	USD	55	47,007
EDP - Energias de Portugal SA, 5.94%, 04/23/83(c)	EUR	100	104,668
Electricite de France SA, 3.38%(c)(j)		200	162,790

			314,465

Financial Services(j) — 0.1%
Barclays PLC, 4.38%	USD	200	138,809
Citigroup, Inc., 7.63%		57	55,609

			194,418

Independent Power and Renewable Electricity Producers(b)(j) — 0.0%
NRG Energy, Inc., 10.25%		112	109,693
Vistra Corp., 7.00%		77	70,263

			179,956

			1,269,683

		Shares

Preferred Stocks — 0.0%

Financial Services — 0.0%
Alliant Holdings, Inc.(e)		83	78,559

			78,559

Total Preferred Securities — 0.3% (Cost: $1,539,150)			1,348,242

Security	Shares	Value

Warrants

Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(d)	2,753	$—

Energy Equipment & Services — 0.0%
Turbo Cayman Ltd.(d)(e)	1	—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(d)	1,152	24,549

Total Warrants — 0.0% (Cost: $ — )		24,549

Total Investments — 128.7% (Cost: $685,605,017)		645,243,053
Liabilities in Excess of Other Assets — (28.7)%		(143,856,008)

Net Assets — 100.0%		$501,387,045

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Non-income producing security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $90,095, representing less than 0.05% of its net assets as of period end, and an original cost of $73,447.

(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	When-issued security.
(j)	Perpetual security with no stated maturity date.
(k)	Convertible security.
(l)	Zero-coupon bond.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Rounds to less than 1,000.
(o)	Affiliate of the Fund.
(p)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$482,274	$—	$(482,274	)(b)	$—	$—	$—	—	$41,223	$—
iShares iBoxx $ High Yield Corporate Bond ETF	—	4,175,600	(2,611,534)		(45,666)	(44,000)	1,474,400	20,000	60,623	—

					$(45,666)	$(44,000)	$1,474,400		$101,846	$—

(a)	As of period end, the entity is no longer held. (b) Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,598,676	EUR	3,361,000	BNP Paribas SA	12/20/23	$32,231
USD	283,848	EUR	264,859	Toronto-Dominion Bank	12/20/23	2,799
USD	497,236	EUR	464,141	UBS AG	12/20/23	4,724
USD	340,532	GBP	275,000	Barclays Bank PLC	12/20/23	4,822
USD	1,596,165	GBP	1,289,000	Barclays Bank PLC	12/20/23	22,601
USD	111,701	GBP	90,000	Morgan Stanley & Co. International PLC	12/20/23	1,832

						69,009

GBP	103,000	USD	125,879	Barclays Bank PLC	12/20/23	(140)

						$68,869

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V2	5.00%	Quarterly	12/20/27	B	4,049	$102,642	$(54,190)	$156,832

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

25

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Jaguar Land Rover Automotive PLC	5.00%	Quarterly	Bank of America N.A.	06/20/26	BB-	EUR	4	$133	$(96)	$229
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	BB-	EUR	1	28	46	(18)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	BB-	EUR	10	188	286	(98)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	N/R	EUR	8	1,030	279	751
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC+	EUR	15	(2,705)	(2,981)	276
United Group B.V.	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	B	EUR	4	(103)	(577)	474
Ladbrokes Coral Group Ltd.	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/28	N/R	EUR	14	(654)	(950)	296

								$(2,083)	$(3,993)	$1,910

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$4,171,807	$—	$4,171,807
Common Stocks
Construction & Engineering	—	35,371	—	35,371
Electrical Equipment	10,532	—	—	10,532
Energy Equipment & Services	—	—	—	—
Entertainment	—	—	90,095	90,095
Financial Services	—	168,378	—	168,378
Industrial Conglomerates	—16		—	16
Oil, Gas & Consumable Fuels	—	—	10,753	10,753
Semiconductors & Semiconductor Equipment	2,469	—	—	2,469
Corporate Bonds	—	89,166,849	1	89,166,850
Fixed Rate Loan Interests	—	833,137	—	833,137
Floating Rate Loan Interests	—	530,797,262	13,117,354	543,914,616
Investment Companies	5,466,238	—	—	5,466,238
Other Interests	—	—	—	—

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Preferred Securities
Capital Trusts	$—	$1,269,683	$—	$1,269,683
Preferred Stocks	—	—	78,559	78,559
Warrants	24,549	—	—	24,549
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(3,061)	—	(3,061)

	$5,503,788	$626,439,442	$13,296,762	$645,239,992

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$158,858	$—	$158,858
Foreign Currency Exchange Contracts	—	69,009	—	69,009
Liabilities
Credit Contracts	—	(116)	—	(116)
Foreign Currency Exchange Contracts	—	(140)	—	(140)

	$—	$227,611	$—	$227,611

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $144,000,000 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Stocks	Warrants		Other Interests		Total
Assets
Opening balance, as of December 31, 2022	$12,356	$1	$11,366,161	$75,612	—	(a)	$—	(a)	$11,454,130
Transfers into Level 3(b)	—	—	8,076,676	—	—		—		8,076,676
Transfers out of Level 3(c)	—	—	(5,570,176)	— —	—		(5,570,176)
Accrued discounts/premiums	—	—	307,894	—	—		—		307,894
Net realized gain (loss)	(254,730)	—	(69,068)	—	—		—		(323,798)
Net change in unrealized appreciation (depreciation)(d)	270,759	—	551,816	2,947	—		—		825,522
Purchases	73,447	—	2,616,017	—	—		—		2,689,464
Sales	(984)	—	(4,161,966)	—	—		—		(4,162,950)

Closing balance, as of September 30, 2023	$100,848	$1	$13,117,354	$78,559	—	(a)	$—	(a)	$13,296,762

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023(d)	$16,648	$—	$508,636	$2,947	—		$—		$528,231

(a)	Rounds to less than $1.
(b)

As of December 31, 2022, the Fund used observable inputs in determining the value of certain investments. As of September 30, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

27

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Debt Strategies Fund, Inc. (DSU)

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

S C H E D U L E O F I N V E S T M E N T S	28